The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Class A Shares

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Transamerica Premier Balanced Fund

Transamerica Premier Bond Fund

Transamerica Premier Cash Fund

Supplement Dated May 1, 2004 to Prospectus

Dated May 1, 2004

THIS INFORMATION SUPPLEMENTS THE FUND’S PROSPECTUS DATED May 1, 2004. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

Effective July 1, 2004, Class A Shares will have a new sales load structure. The fee information included in the May 1, 2004 prospectus reflects that sales load structure.

The following information supplements the information in the prospectus and is in effect for the period May 1, 2004 through June 30, 2004.

The following information replaces the information on page 12 of your prospectus for the time period listed above, under the heading “Shareholder Transaction Expenses”:

Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors.

Shareholder Transaction Expenses

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge On Reinvested Dividends	Exchange Fee
Premier Focus Fund	5.25%	None	None	None

Premier Growth Opportunities Fund	5.25%	None	None	None

Premier Equity Fund	5.25%	None	None	None

Premier Core Equity Fund	5.25%	None	None	None

Premier Index Fund	5.25%	None	None	None

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge On Reinvested Dividends	Exchange Fee
Premier Balanced Fund	5.25%	None	None	None

Premier Bond Fund	4.75%	None	None	None

Premier Cash Reserve Fund	None	None	None	5.25%[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares.”

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares.”

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.25% for all Funds except the Premier Bond Fund which is 4.75%.

The following information replaces the information on page 13 of your prospectus for the time period listed above, under the heading “Examples”:

Examples

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Funds[1]	1 Year	3 Years	5 Years	10 Years
Premier Focus Fund	$670	$974	$1,300	$2,222

Premier Growth Opportunities Fund	$670	$974	$1,300	$2,222

Premier Equity Fund	$679	$1,003	$1,350	$2,325

Premier Core Equity Fund	$650	$915	$1,200	$2,010

Premier Index Fund[2]	$573	$677	$790	$1,120

Premier Balanced Fund	$674	$989	$1,325	$2,274

Premier Bond Fund	$660	$945	$1,251	$2,117

Premier Cash Reserve Fund	$61	$192	$335	$750

[1]	The expenses in the example assume no fees for IRA or SEP accounts.

[2]	The example includes the total expenses of both the Fund and the Master Feeder.

The following information replaces the information on page 25 of your prospectus for the time period listed above, under the heading “Sales Charges”:

Sales Charges

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Sales Charge Per Fund	Under $50,000	$50,001 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
Premier Focus Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**

Premier Growth Opportunities Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**

Premier Equity Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**

Premier Core Equity Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**

Premier Index Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**

Premier Balanced Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**

Premier Bond Fund	4.75%*/4.99%**	4.00%*/4.17%**	3.25%*/3.36%**	2.50%*/2.56%**	1.75%*/1.78%**

Premier Cash Reserve Fund	None	None	None	None	None

*	Sales charge as a percentage of offering price

**	Sales charge as a percentage of net amount invested

The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Class A Shares

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Transamerica Premier Balanced Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Bond Fund

Transamerica Premier Cash Fund

Supplement Dated May 1, 2004 to Prospectus

Dated May 1, 2004

THIS INFORMATION SUPPLEMENTS THE FUND’S PROSPECTUS DATED May 1, 2004. THIS

SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST

ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

Effective July 1, 2004, Class A Shares will have a new sales load structure. The fee information included in the May 1, 2004 prospectus reflects that sales load structure.

The following information supplements the information in the prospectus and is in effect for the period May 1, 2004 through June 30, 2004.

The following information replaces the information on page 12 of your prospectus for the time period listed above, under the heading “Shareholder Transaction Expenses”:

Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors.

Shareholder Transaction Expenses

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge On Reinvested Dividends	Exchange Fee
Premier Focus Fund	5.25%	None	None	None

Premier Growth Opportunities Fund	5.25%	None	None	None

Premier Equity Fund	5.25%	None	None	None

Premier Core Equity Fund	5.25%	None	None	None

Premier Index Fund	5.25%	None	None	None

Transamerica Premier Funds/Class A	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge On Reinvested Dividends	Exchange Fee
Premier Balanced Fund	5.25%	None	None	None

Premier High Yield Bond Fund	5.25%	None	None	None

Premier Bond Fund	4.75%	None	None	None

Premier Cash Reserve Fund	None	None	None	5.25%[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares.”

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares.”

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.25% for all Funds except the Premier Bond Fund which is 4.75%.

The following information replaces the information on page 13 of your prospectus for the time period listed above, under the heading “Examples”:

Examples

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Funds[1]	1 Year	3 Years	5 Years	10 Years
Premier Focus Fund	$670	$974	$1,300	$2,222

Premier Growth Opportunities Fund	$670	$974	$1,300	$2,222

Premier Equity Fund	$679	$1,003	$1,350	$2,325

Premier Core Equity Fund	$650	$915	$1,200	$2,010

Premier Index Fund[2]	$573	$677	$790	$1,120

Premier Balanced Fund	$674	$989	$1,325	$2,274

Premier High Yield Bond Fund	$622	$827	$1,048	$1,685

Premier Bond Fund	$660	$945	$1,251	$2,117

Premier Cash Reserve Fund	$61	$192	$335	$750

2

1 The expenses in the example assume no fees for IRA or SEP accounts.

2 The example includes the total expenses of both the Fund and the Master Feeder.

The following information replaces the information on page 25 of your prospectus for the time period listed above, under the heading “Sales Charges”:

Sales Charges

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges. See the relevant sections of the Prospectus and the Statement of Additional Information for more details.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Sales Charge Per Fund	Under $50,000	$50,001 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999
Premier Focus Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Growth Opportunities Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Equity Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Core Equity Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Index Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Balanced Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier High Yield Bond Fund	5.25%*/5.54%**	4.50%*/4.71%**	3.50%*/3.63%**	2.50%*/2.56%**	2.00%*/2.04%**
Premier Bond Fund	4.75%*/4.99%**	4.00%*/4.17%**	3.25%*/3.36%**	2.50%*/2.56%**	1.75%*/1.78%**
Premier Cash Reserve Fund	None	None	None	None	None

*   Sales charge as a percentage of offering price

** Sales charge as a percentage of net amount invested